Contingent Liabilities and Financial Commitments - Non-Tobacco Related Litigation - Additional Information (Details) € in Millions, £ in Millions													1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 29, 2017 Case	Oct. 11, 2017	May 09, 2017 Patent Petition	Mar. 01, 2017 Patent	Feb. 10, 2017 USD ($)	Jun. 29, 2016 Case	Jun. 22, 2016 Patent	May 03, 2016 Patent	Apr. 04, 2016 Patent	Jun. 12, 2015	Jul. 15, 2014	Jul. 30, 2004	Jul. 31, 2016 EUR (€)	Sep. 30, 2014 USD ($)	May 31, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Jul. 25, 2017	Feb. 17, 2016 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Case dismissed date																	Aug. 23, 2017
Percentage of environmental clean-up costs demanded															60.00%
Percentage of environmental clean-up costs commitment allocated to later period														50.00%
Payments for funding agreement | £																	£ 18	£ 6
Environmental clean-up costs outstanding | £																		159
Provision for environmental clean-up costs | £																		£ 163
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid to Sequana | €													€ 135							€ 135	€ 443
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs obligation commitment with NCR																	60.00%
Percentage of environmental clean-up costs commitment with NCR														50.00%
Fox River | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party														$ 10,000,000
Fox River | Appvion
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party														25,000,000
Kalamazoo River | Operable Unit Five
Disclosure Of Commitments And Contingencies [Line Items]
Cost of performing future remediation																$ 670,000,000
Kalamazoo River | Appvion
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party														$ 25,000,000
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																			$ 825,000,000
Case dismissed date		Oct. 11, 2017
Bottom of Range | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																			0
Top of Range | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																			$ 246,000,000
Fontem Patent Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents | Patent									4
Number of additional patents | Patent				8			1	2
Number of cases | Case						3
Number of petitions | Petition			17
Number of petitions granted | Petition			4
Number of petitions denied | Petition			13
Number of asserted patents | Patent			15
Number of asserted patents for review | Patent			7
Windward | Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount					$ 185,000,000
Initial litigation settlement amount awarded to Windward					$ 138,400,000
NCR And Appvion | Kalamazoo River | Funding
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for Future Sites																$ 25,000,000
NCR | Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party																60.00%
Reynolds American Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of interest in associate										42.00%		42.20%
Ownership interest acquired																						57.80%
Number of dissenting stockholders | Case	20
Non-Tobacco Related Litigation | Reynolds American Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Attorney fees and costs																							$ 415,000
Non-Tobacco Related Litigation | Reynolds American Inc. | Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Definitive merger agreement announced date											Jul. 15, 2014
Percentage of interest in associate											42.20%